UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:  811-07567

STATE STREET NAVIGATOR SECURITIES LENDING TRUST

(Exact name of Registrant as specified in charter)

One Lincoln Street
4th Floor
Boston, MA 02111

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:
Nancy Conlin Vice President and Counsel State Street Bank and Trust Company Securities Finance Division- Floor 4 1 Lincoln Street Boston, Massachusetts 02111-2900	Philip H. Newman, Esq. Goodwin Procter LLP Exchange Place Boston, Massachusetts 02109

Registrant’s telephone number, including area code:  (617) 664-3669

Date of fiscal year end:  December 31

Date of reporting period:  December 31, 2009

Item 1:  Reports to Shareholders.

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO ANNUAL REPORT December 31, 2009

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
Expense Example
December 31, 2009

EXPENSE EXAMPLE

As a shareholder of the State Street Navigator Securities Lending Prime Portfolio (the “Fund”), you incur ongoing costs, which include costs for portfolio management and administrative services, among others.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2009 to December 31, 2009.

The table below illustrates your Fund’s costs in two ways:

•
Based on actual fund return.  This section helps you to estimate the actual expenses that you paid over the period.  The “Ending Account Value” shown is derived from the actual return of the Fund, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund.  You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.

•
Based on hypothetical 5% return.  This section is intended to help you compare your Fund’s costs with those of other mutual funds.  It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged.  In this case, because the return used is not the Fund’s actual return the results do not apply to your investment.  The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return.  You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended December 31, 2009
	Beginning Account Value July 1, 2009	Ending Account Value December 31, 2009	Expenses Paid During Period *
Based on Actual Fund Return	$1,000.00	$1,002.30	$0.20
Based on Hypothetical (5% return before expenses)	$1,000.00	$1,025.00	$0.20

* The calculations are based on expenses incurred in the most recent fiscal period of the Fund.  The annualized average weighted expense ratio as of December 31, 2009 was 0.04%.  The dollar amounts shown as “Expenses Paid” are equal to the annualized average weighted expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six month period, then divided by the number of days in the most recent 12 month period.

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
Portfolio Statistics (Unaudited)
December 31, 2009

Portfolio Composition By Investment Type*	December 31, 2009
Yankee Certificates of Deposit	52.03%
Commercial Paper	15.71%
Eurodollar Certificates of Deposit	12.67%
Repurchase Agreements	10.86%
Bank Notes	8.03%
U.S. Government Agency Obligations	0.65%
Other Assets in Excess of Liabilities	0.05%
Total	100.00%

Portfolio Composition By Rating*	December 31, 2009
A-1+	56.03%
A-1	33.06%
Repurchase Agreements (A-1)	6.41%
Repurchase Agreements (A-1+)	4.45%
Other assets less liabilities	0.05%
Total	100.00%

* As a percentage of net assets as of the date indicated.  The Portfolio’s composition will vary over time.

The accompanying notes are an integral part of these financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
SCHEDULE OF INVESTMENTS
December 31, 2009

Rating*	Name of Issuer and Title of Issue	Interest Rate	Maturity Date	Principal Amount	Amortized Cost

	COMMERCIAL PAPER — 15.71%
	Bank Domestic — 1.23%
P-1, A-1	JPMorgan Chase Funding, Inc.	0.140%	01/07/2010	$80,000,000	$79,998,134
P-1, A-1	JPMorgan Chase Funding, Inc. (a)	0.290%	04/06/2010	100,000,000	99,923,472
					179,921,606
	Bank Foreign — 11.06%
P-1, A-1+	Australia & New Zealand Banking Group (a)	0.282%	11/23/2010	45,000,000	45,000,000
P-1, A-1+	Banco Bilbao Vizcaya Argentaria/ London (a)	0.300%	03/18/2010	550,000,000	549,651,667
P-1, A-1+	Banco Bilbao Vizcaya Argentaria/ London (a)	0.250%	03/22/2010	106,000,000	105,941,111
P-1, A-1+	CBA (Delaware) Finance	0.200%	02/22/2010	90,000,000	89,974,000
P-1, A-1+	CBA (Delaware) Finance	0.190%	03/15/2010	50,000,000	49,980,736
P-1, A-1	DnB NOR Bank ASA (a)	0.215%	02/16/2010	200,000,000	199,945,056
P-1, A-1+	Nordea North America, Inc.	0.200%	01/07/2010	50,000,000	49,998,333
P-1, A-1+	Svenska Handelsbanken, Inc.	0.205%	01/19/2010	125,000,000	124,987,187
P-1, A-1+	Svenska Handelsbanken, Inc.	0.190%	02/26/2010	100,000,000	99,970,444
P-1, A-1+	Westpac Banking Corp. (a)	0.200%	01/07/2010	50,000,000	49,998,333
P-1, A-1+	Westpac Banking Corp. (a)	0.200%	01/08/2010	50,000,000	49,998,056
P-1, A-1+	Westpac Banking Corp. (a)	0.300%	04/06/2010	200,000,000	199,841,667
					1,615,286,590
	Finance Non-Captive Diversified — 3.42%
P-1, A-1+	General Electric Capital Corp.	0.220%	01/20/2010	94,000,000	93,989,085
P-1, A-1+	General Electric Capital Corp.	0.240%	03/09/2010	150,000,000	149,933,000
P-1, A-1+	General Electric Capital Corp.	0.320%	03/19/2010	135,000,000	134,907,600
P-1, A-1+	General Electric Capital Corp.	0.320%	03/23/2010	120,000,000	119,913,600
					498,743,285

	TOTAL COMMERCIAL PAPER				2,293,951,481

	YANKEE CERTIFICATES OF DEPOSIT — 52.03%
	Bank Foreign — 52.03%
P-1, A-1	Bank of Montreal/Chicago	0.190%	02/16/2010	75,000,000	75,000,000
P-1, A-1	Bank of Montreal/Chicago	0.200%	03/11/2010	50,000,000	50,000,000
P-1, A-1	Bank of Montreal/Chicago	0.180%	04/14/2010	50,000,000	50,000,000
P-1, A-1+	Bank of Nova Scotia	0.210%	01/06/2010	135,000,000	135,000,000
P-1, A-1+	Bank of Nova Scotia	0.210%	01/07/2010	50,000,000	50,000,000
P-1, A-1+	Bank of Nova Scotia	0.210%	01/11/2010	200,000,000	200,000,000
P-1, A-1+	Bank of Nova Scotia	0.190%	03/04/2010	75,000,000	75,000,000
P-1, A-1+	Bank of Nova Scotia	0.340%	03/10/2010	90,000,000	90,000,000
P-1, A-1+	Bank of Nova Scotia	0.330%	03/23/2010	100,000,000	100,000,000
P-1, A-1+	Barclays Bank PLC	0.830%	01/04/2010	150,000,000	150,000,000
P-1, A-1+	Barclays Bank PLC (b)	0.613%	01/19/2010	100,000,000	100,000,000
P-1, A-1+	Barclays Bank PLC (b)	0.401%	04/28/2010	100,000,000	100,000,000

The accompanying notes are an integral part of these financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
SCHEDULE OF INVESTMENTS ─ (Continued)
December 31, 2009

Rating*	Name of Issuer and Title of Issue	Interest Rate	Maturity Date	Principal Amount	Amortized Cost

	YANKEE CERTIFICATES OF DEPOSIT — (Continued)
	Bank Foreign — (Continued)
P-1, A-1+	Barclays Bank PLC (b)	0.609%	08/12/2010	$300,000,000	$300,000,000
P-1, A-1+	BNP Paribas NY	0.430%	02/12/2010	150,000,000	150,000,000
P-1, A-1+	BNP Paribas NY	0.270%	02/26/2010	100,000,000	100,000,000
P-1, A-1+	BNP Paribas NY	0.240%	03/16/2010	400,000,000	400,000,000
P-1, A-1+	Calyon NY	0.230%	02/05/2010	125,000,000	125,000,000
P-1, A-1+	Calyon NY	0.285%	02/17/2010	150,000,000	150,000,000
P-1, A-1+	Calyon NY	0.250%	03/18/2010	200,000,000	200,000,000
P-1, A-1+	Calyon NY	0.250%	03/29/2010	225,000,000	225,000,000
P-1, A-1	Canadian Imperial Bank of Commerce NY	0.180%	03/11/2010	50,000,000	50,000,000
P-1, A-1	Deutsche Bank AG NY	0.500%	01/04/2010	450,000,000	450,000,000
P-1, A-1	Deutsche Bank AG NY	0.200%	01/25/2010	250,000,000	250,000,000
P-1, A-1	DnB NOR Bank ASA NY	0.220%	01/29/2010	100,000,000	100,000,000
P-1, A-1	DnB NOR Bank ASA NY	0.180%	03/15/2010	175,000,000	175,000,000
P-1, A-1	Lloyds Bank PLC NY	0.740%	01/12/2010	200,000,000	200,000,000
P-1, A-1	Lloyds Bank PLC NY	0.700%	01/19/2010	200,000,000	200,000,000
P-1, A-1	Lloyds Bank PLC NY	0.515%	02/23/2010	100,000,000	100,000,000
P-1, A-1	Lloyds Bank PLC NY	0.570%	04/01/2010	100,000,000	100,000,000
P-1, A-1+	Nordea Bank Finland NY	0.210%	01/15/2010	300,000,000	300,000,000
P-1, A-1+	Nordea Bank Finland NY	0.200%	03/04/2010	100,000,000	100,000,000
P-1, A-1+	Nordea Bank Finland NY	0.190%	03/09/2010	100,000,000	100,000,000
P-1, A-1+	Rabobank Nederland NY	0.220%	01/08/2010	300,000,000	300,000,000
P-1, A-1+	Rabobank Nederland NY	0.240%	03/16/2010	100,000,000	100,000,000
P-1, A-1+	Rabobank Nederland NY	0.300%	05/10/2010	300,000,000	300,000,000
P-1, A-1	Royal Bank of Scotland PLC	0.170%	02/23/2010	200,000,000	200,000,000
P-1, A-1	Royal Bank of Scotland PLC (b)	0.610%	04/20/2010	250,000,000	250,000,000
P-1, A-1	Societe Generale NY	0.230%	01/11/2010	100,000,000	100,000,000
P-1, A-1	Societe Generale NY	0.400%	02/26/2010	100,000,000	100,000,000
P-1, A-1	Societe Generale NY	0.350%	03/11/2010	150,000,000	150,000,000
P-1, A-1	Societe Generale NY	0.350%	03/24/2010	100,000,000	100,000,000
P-1, A-1	Societe Generale NY	0.240%	04/01/2010	250,000,000	250,000,000
P-1, A-1+	Svenska Handelsbanken NY	0.220%	01/13/2010	300,000,000	300,000,000
P-1, A-1+	Svenska Handelsbanken NY	0.230%	01/28/2010	100,000,000	100,000,000
P-1, A-1+	Toronto-Dominion NY	0.300%	02/18/2010	90,000,000	90,000,000
P-1, A-1+	Toronto-Dominion NY (b)	0.235%	11/05/2010	25,000,000	25,000,000
P-1, A-1+	Toronto-Dominion NY (b)	0.235%	12/09/2010	30,000,000	30,000,000
P-1, A-1	UniCredit SPA/NY	0.220%	01/15/2010	50,000,000	50,000,000
P-1, A-1	UniCredit SPA/NY	0.220%	01/19/2010	200,000,000	200,000,000

	TOTAL YANKEE CERTIFICATES OF DEPOSIT				7,595,000,000

The accompanying notes are an integral part of these financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
SCHEDULE OF INVESTMENTS ─ (Continued)
December 31, 2009
Rating*	Name of Issuer and Title of Issue	Interest Rate	Maturity Date	Principal Amount	Amortized Cost

	EURODOLLAR CERTIFICATES OF DEPOSIT — 12.67%
	Bank Foreign — 12.67%
P-1, A-1+	Australia & New Zealand Banking Group	0.210%	01/11/2010	$50,000,000	$50,000,000
P-1, A-1+	Australia & New Zealand Banking Group	0.245%	02/04/2010	75,000,000	75,000,354
P-1, A-1+	Commonwealth Bank of Australia	0.180%	02/26/2010	500,000,000	500,000,000
P-1, A-1	ING Bank Amsterdam	0.530%	04/01/2010	100,000,000	100,000,000
P-1, A-1	ING Bank Amsterdam	0.450%	04/12/2010	250,000,000	250,000,000
P-1, A-1	ING Bank Amsterdam	0.420%	04/19/2010	125,000,000	125,000,000
P-1, A-1	ING Bank London	0.380%	05/18/2010	100,000,000	100,000,000
P-1, A-1+	National Australia Bank	0.225%	01/11/2010	50,000,000	50,000,070
P-1, A-1+	National Australia Bank	0.403%	02/22/2010	300,000,000	300,001,081
P-1, A-1+	National Australia Bank	0.210%	03/03/2010	300,000,000	300,002,540

	TOTAL EURODOLLAR CERTIFICATES OF DEPOSIT				1,850,004,045

	BANK NOTES — 8.03%
	Bank Domestic — 8.03%
P-1, A-1	Bank of America NA (b)	0.657%	01/22/2011	48,000,000	48,000,000
P-1, A-1	Bank of America NA (c)	0.250%	02/04/2010	150,000,000	150,000,000
P-1, A-1	Bank of America NA (c)	0.350%	03/22/2010	250,000,000	250,000,000
P-1, A-1	Bank of America NA (c)	0.300%	04/01/2010	150,000,000	150,000,000
P-1, A-1	Bank of America NA (b)	0.290%	06/02/2010	74,000,000	74,000,000
P-1, A-1+	Chase Manhattan Bank USA NA	0.190%	02/04/2010	200,000,000	200,005,658
P-1, A-1+	Chase Manhattan Bank USA NA	0.190%	02/11/2010	300,000,000	300,000,000

	TOTAL BANK NOTES				1,172,005,658

	U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.65%
P-1, A-1+	Federal Home Loan Mortgage Corporation (b)	0.084%	11/10/2010	95,000,000	95,000,000

	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS				95,000,000

	REPURCHASE AGREEMENTS — 10.86%
P-1, A-1	Agreement with Bank of America and The Bank of New York Mellon (Tri-Party), dated 12/31/09 (collateralized by various U.S. Government Obligations, 5.500% due 06/01/33 - 05/01/39 valued at $561,000,000); proceeds $550,000,611	0.010%	01/04/2010	550,000,000	550,000,000

The accompanying notes are an integral part of these financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
SCHEDULE OF INVESTMENTS ─ (Continued)
December 31, 2009

Rating*	Name of Issuer and Title of Issue	Interest Rate	Maturity Date	Principal Amount	Amortized Cost

	REPURCHASE AGREEMENTS — (Continued)
P-1, A-1	Agreement with Bank of America and The Bank of New York Mellon (Tri-Party), dated 12/31/09 (collateralized by a Federal Home Loan Discount Note, 0.000% due 01/08/10 valued at $36,557,000); proceeds $35,840,040	0.010%	01/04/2010	$35,840,000	$35,840,000

P-1, A-1+	Agreement with BNP Paribas and The Bank of New York Mellon (Tri-Party), dated 12/31/09 (collateralized by various U. S. Government Obligations, 0.000% - 6.875% due 02/02/10 -7/15/36 valued at $459,000,111); proceeds $450,000,000	0.000%	01/04/2010	450,000,000	450,000,000

P-1, A-1+	Agreement with BNP Paribas and The Bank of New York Mellon (Tri-Party), dated 12/31/09 (collateralized by various U. S. Obligations, 5.000% - 6.000% due 07/01/36 - 11/01/38 valued at $204,000,000); proceeds $200,000,000	0.000%	01/04/2010	200,000,000	200,000,000

P-1, A-1	Agreement with JP Morgan Chase & Co. and JP Morgan Chase & Co. (Tri-Party), dated 12/31/09 (collateralized by Federal Home Loan Mortgage Corporation, 4.500% - 6.000% due 11/01/24 - 03/01/38 valued at $178,501,696); proceeds $175,000,194	0.010%	01/04/2010	175,000,000	175,000,000

P-1, A-1	Agreement with UBS Warburg securities and JP Morgan Chase & Co. (Tri-Party), dated 12/31/09 (collateralized by various U. S. Government Obligations, 0.000% - 5.500% due 01/07/10 - 12/28/29 valued at $178,504,321); proceeds $175,000,000	0.000%	01/04/2010	175,000,000	175,000,000

	TOTAL REPURCHASE AGREEMENTS				1,585,840,000

TOTAL INVESTMENTS (d) † — 99.95%	$14,591,801,184
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.05%	7,235,164

NET ASSETS — 100.00%	$14,599,036,348

(a) Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors.  The Fund's Portfolio Manager has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 8.91% of net assets as of December 31, 2009.

(b) Floating Rate Note - Interest rate shown is rate in effect at December 31, 2009. Date disclosed is the next interest rate reset date.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 3.77% of net assets as of December 31, 2009, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The accompanying notes are an integral part of these financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
SCHEDULE OF INVESTMENTS ─ (Continued)
December 31, 2009

(d) Unless otherwise indicated, the values of the Securities of the Portfolio are determined based on Level 2 inputs established by provisions surrounding Fair Value Measurements and Disclosures.
† See Note 2 of the Notes to financial statements.
* Moody's rating, Standard & Poor's rating. (Ratings are not covered by the Report of The Independent Registered Public Accounting Firm).

The Portfolio adopted provisions surrounding Fair Value Measurements and Disclosures that defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles and expands disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and applies broadly to securities and other types of assets and liabilities.

The three-tier hierarchy of inputs is summarized below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of December 31, 2009, in valuing the Portfolio’s assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	-
Level 2 – Other Significant Observable Inputs	$14,591,801,184
Level 3 – Significant Unobservable Inputs	-
Total	$14,591,801,184

The type of inputs used to value each security under the provisions surrounding Fair Value Measurements and Disclosures is identified in the Schedule of Investments, which also includes a breakdown of the Portfolio’s investments by category.

The accompanying notes are an integral part of these financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2009

Assets:
Investments in securities, at amortized cost	$13,005,961,184
Repurchase agreements, at amortized cost	1,585,840,000
Total Investments	14,591,801,184
Cash	29
Interest receivable	7,691,186
Prepaid expenses and other assets	138,552
Total Assets	14,599,630,951

Liabilities:
Dividend payable	97,943
Advisory fee payable	213,963
Administration fee payable	94,659
Custodian fee payable	85,873
Transfer agent fee payable	35,159
Audit fee payable	65,899
Other accrued expenses and liabilities	1,107
Total Liabilities	594,603

Net Assets	$14,599,036,348

Net assets consist of:
Capital stock, $0.001 par value; 14,597,103,493 shares issued and outstanding	$14,597,103
Capital paid in excess of par	14,582,512,832
Accumulated net realized gain on investments	1,926,413
Net Assets	$14,599,036,348

Net asset value, offering, and redemption price per share	$1.00

The accompanying notes are an integral part of these financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2009

Investment Income:
Interest	$98,122,499
Expenses:
Advisory fee	2,316,506
Administration fee	992,149
Custodian fee	532,474
Insurance expense	395,874
Transfer agent fee	198,558
Trustee fee	125,329
Audit fee	89,369
Legal fee	72,089
Miscellaneous expenses	5,559
Total expenses	4,727,907
Net investment income	93,394,592

Net Realized Gain on Investments:
Net realized gain on investments	4,526,413

Net increase in net assets resulting from operations	$97,921,005

The accompanying notes are an integral part of these financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS
December 31, 2009

	Year Ended December 31, 2009	Year Ended December 31, 2008
From Operations:
Net investment income	$93,394,592	$1,503,918,699
Net realized gain on investments	4,526,413	5,986,265
Contribution from State Street (See Note 3)	–	26,452
Net increase in net assets resulting from operations	97,921,005	1,509,931,416

Distributions From:
Net investment income	(93,394,592)	(1,503,945,151)
Net realized gain on investments	(8,317,841)	–
Total distributions	(101,712,433)	(1,503,945,151)

From Fund Share Transactions (at constant $1.00 per share):
Proceeds from shares sold	89,944,529,073	376,102,814,185
Cost of redemptions	(91,304,705,032)	(408,916,694,113)

Net decrease in net assets from Fund share transactions	(1,360,175,959)	(32,813,879,928)

Net decrease in net assets	(1,363,967,387)	(32,807,893,663)

Net Assets:
Beginning of year	15,963,003,735	48,770,897,398
End of year	$14,599,036,348	$15,963,003,735
Undistributed net investment income	$–	$–

The accompanying notes are an integral part of these financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO

FINANCIAL HIGHLIGHTS

	For Years Ended December 31
	2009	2008		2007	2006	2005
Per Share Operating Performance:
Net asset value, beginning of year	$1.0000	$1.0000		$1.0000	$1.0000	$1.0000

Net investment income	0.0071	0.0297		0.0524	0.0501	0.3230
Net realized gain on investments	0.0006	–		–	–	–

Total from investment operations	0.0077	0.0297		0.0524	0.0501	0.3230

Distributions from:
Net investment income	(0.0071)	(0.0297)		(0.0524)	(0.0501)	(0.0323)
Net realized gain on investments	(0.0006)	–		–	–	–
Total distributions	(0.0077)	(0.0297)		(0.0524)	(0.0501)	(0.0323)

Net increase from investment operations	0.0000	0.0000		0.0000	0.0000	0.0000

Net asset value, end of year	$1.0000	$1.0000		$1.0000	$1.0000	$1.0000

Total Investment Return(a)	0.78%	3.01	%(d)	5.36%	5.12%	3.28	%(c)

Ratios and Supplemental Data:

Ratio of net expenses to average net assets	0.04%	0.03%		0.04%	0.05%	0.05	%(b)
Ratio of net investment income to average net assets	0.71%	3.02%		5.24%	5.03%	3.24%
Net assets, end of year (in millions)	$14,599	$15,963		$48,771	$54,799	$41,537

(a)
Total investment return is calculated assuming an initial investment made at net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemptions on the last day of the period.

(b)
This reflects the impact of a voluntary fee waiver by SSgA FM and State Street during the year ended December 31, 2005.  If SSgA FM and State Street had not undertaken this waiver, then the ratio of expenses to average net assets would have been 0.05% for the year ended December 31, 2005. The impact of the waiver was less than 0.01%.

(c)	Total investment return would have been lower had SSgA FM and State Street not waived fees.

(d)
Total investment return would have been lower had State Street not reimbursed the fund.   The impact of the reimbursement has less than a $0.00005 impact to the fund's per share operating performance.  (See Note 3)

The accompanying notes are an integral part of these financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
December 31, 2009

1.  Organization and Fund Description
State Street Navigator Securities Lending Trust (the “Trust”) was organized as a Massachusetts business trust on June 15, 1995 and is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified, open-end management investment company. The Trust has established four series of shares of beneficial interest representing interests in four separate portfolios: State Street Navigator Securities Lending Government Portfolio, State Street Navigator Securities Lending Prime Portfolio, State Street Navigator PSF Portfolio, and State Street Navigator Securities Lending Short-Term Bond Portfolio.  Currently, only State Street Navigator Securities Lending Prime Portfolio and State Street Navigator PSF Portfolio have commenced operations. Information presented in these financial statements pertains only to the State Street Navigator Securities Lending Prime Portfolio (the “Fund”).  The PSF Portfolio was opened to certain investors on July 13, 2009.  The Fund is a money market fund used as a vehicle for the investment of cash collateral received in conjunction with securities loans under the Global Securities Lending Program (“GSLP”) maintained by State Street Bank and Trust Company (“State Street”).  Investments in the Fund will increase or decrease in direct correlation with overall participation in the GSLP.  The Fund’s objective is to maximize current income to the extent consistent with the preservation of capital and liquidity.

2.  Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Fund:

Security Valuation: As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

Security Transactions and Related Investment Income: Securities transactions are recorded on trade date.  Realized gains and losses on sales of securities are determined on the basis of identified cost. Interest income is recorded on the accrual basis.  Interest income is increased by accretion of discount and reduced by amortization of premium.

Repurchase Agreements: A repurchase agreement customarily obligates the seller at the time it sells securities to the Fund to repurchase the securities at a mutually agreed upon price and time.  The total amount received by the Fund on repurchase is calculated to exceed the price paid by the Fund, reflecting an agreed-upon market rate of interest for the period of time to the settlement date, and is not necessarily related to the interest rate on the underlying securities.  The underlying securities may consist of (i) United States Government securities, or (ii) other securities that are non-traditional, such as investment and non-investment grade corporate debt and equity securities of U.S. issuers (“Non-traditional Repurchase Agreement”).  SSgA Funds Management, Inc. (“SSgA FM”), a subsidiary of State Street Corporation and an affiliate of State Street, is responsible for ensuring that each Non-traditional Repurchase Agreement constitutes an eligible security for purposes of Rule 2a-7 of the 1940 Act.   Repurchase agreements are fully collateralized at all times.  Collateral for certain tri-party repurchase agreements is held at a custodian in a segregated account for the benefit of the Fund and the counterparty.  The use of repurchase agreements involves certain risks.  For example, if the seller of securities under a repurchase agreement defaults on its obligation to repurchase the underlying securities (as a result of its bankruptcy or otherwise) the Fund will seek to dispose of such securities; this action could involve costs or delays.  The Fund typically enters into repurchase agreements maturing within seven days with domestic dealers, banks and other financial institutions deemed to be creditworthy by SSgA FM.  However, the Fund may invest up to ten percent of its net assets in repurchase agreements maturing in more than seven days.

Federal Income Taxes:  It is the policy of the Fund to distribute all of its income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies.  It is also the intention of the Fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986.

In accordance with provisions surrounding Income Taxes, management has analyzed the Fund’s tax positions taken on federal and state income tax returns for all open tax years (the current and prior three years) and has concluded that no provision for income tax is required in the Fund’s financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2009

At December 31, 2009, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

The tax character of distributions paid during the years ended December 31, 2009 and December 31, 2008 were as follows:

Distributions Paid From:
Ordinary Income

2009	2008
$ 101,712,433	$ 1,503,945,151

As of December 31, 2009, the components of distributable earnings (accumulated losses) on a U.S. Federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Gain	Unrealized Appreciation (Depreciation)	Loss Carryforwards and Deferrals	Total
$ 1,463,413	$ 463,000	$ -	$ -	$ 1,926,413

Dividends and Distributions to Shareholders:  The Fund declares and pays dividends daily from net investment income.  Distributions from long-term capital gains, if any, will be made at least annually.  Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States.

Use of Estimates: The preparation of financial statements, in conformity with accounting principles generally accepted in the United States, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

Indemnifications: The Trust's organizational documents provide that its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust.  In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust's maximum exposure under these arrangements is unknown as this could involve future claims against the Trust. However, the Trust expects the risk of losses or liabilities to be remote.

3.  Fees, Compensation Paid and Transactions with Affiliates
SSgA FM serves as the Fund’s investment adviser and State Street serves as the administrator, custodian and transfer agent.

Advisory Fee: Under the terms of the investment advisory agreement, the Fund pays an advisory fee to SSgA FM at an annual rate of 0.0175% of the Fund’s average daily net assets.

Administration Fee: Under the terms of the administration agreement, the Fund pays an annual administration fee to State Street equal to 0.0075% of the Fund’s average daily net assets.

Custodian Fee: Under the terms of the custody agreement, the Fund pays an annual custody and accounting fee to State Street equal to 0.0035% of the Fund’s average daily net assets.

Transfer Agent Fee: Under the terms of the transfer agency agreement, the Fund pays an annual transfer agency fee to State Street equal to 0.0015% of the Fund's average daily net assets.

Contribution from Affiliate:   On December 11, 2008, State Street reimbursed the fund $26,452 due to a record keeping error.

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2009

4.  Trustees’ Fees
The Trust pays each trustee who is not an officer or employee of SSgA FM or State Street $4,000 for in-person attendance at board and committee meetings and $1,000 for meetings held telephonically.  The Trust also pays each trustee an annual retainer of $34,000, other than the Chairman who receives an annual retainer of $36,500.

Each trustee is also reimbursed for out-of-pocket and travel expenses related to attendance of such meetings.

5.  Beneficial Interest
At December 31, 2009, four mutual fund complexes each owned over 5% of the Fund's outstanding shares, amounting to 54.00% of total shares, of which 24.59% represents funds advised by or affiliated with SSgA FM.  A redemption by one or more of the Fund's shareholders may cause the remaining shareholders to bear proportionately higher operating expenses and otherwise affect the Fund's future liquidity and investment operations.

6.  Subsequent Events
Management has evaluated the possibility of subsequent events existing in the Fund's financial statements through February 25, 2010, and has determined that there are no material events that would require disclosure in the Fund's financial statements through this date.

PricewaterhouseCoopers LLP 125 High Street Boston, MA 02110-1707 Telephone (617) 530 5000 Facsimile (617) 530 5001 www.pwc.com

Report of Independent Registered Public Accounting Firm

To the Trustees of State Street Navigator Securities Lending Trust and Shareholders of State Street Navigator Securities Lending Prime Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The State Street Navigator Securities Lending Prime Portfolio (the "Fund") at December 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.  These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits.  We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation.  We believe that our audits, which included confirmation of securities at December 31, 2009 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP
February 25, 2010

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
December 31, 2009 (Unaudited)

Proxy Voting Policies and Procedures
Information regarding the Fund's proxy voting policies and procedures, as well as information regarding how the Fund voted proxies, if any, during the most recent 12-month period ended December 31 is available without charge (1) by calling 1-877-521-4083 (toll free), or (2) on the website of the Securities and Exchange Commission (“SEC”) at www.sec.gov.

Quarterly Portfolio Schedule
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The information on Form N-Q is available upon request, without charge, by calling 1-877-521-4083 (toll-free).

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
Trustees and Officers Information
December 31, 2009

The following tables set forth information concerning the trustees and officers of the Trust.  The Statement of Additional Information includes additional information about Trust’s trustees and is available upon request, without charge, by calling 617-664-5370.

Name, Address, and Age	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
INDEPENDENT TRUSTEES:
Michael Jessee State Street Navigator Securities Lending Trust One Lincoln Street Boston, MA 02111 DOB: 1946	Trustee and Chairman of the Board	Term: Indefinite Elected: 2/96	Retired; formerly, President and Chief Executive Officer of the Federal Home Loan Bank of Boston (1989–present).	4	None
George J. Sullivan, Jr. State Street Navigator Securities Lending Trust One Lincoln Street Boston, MA 02111 DOB: 1942	Trustee	Term: Indefinite Elected: 2/96	Self employed, Newfound Consultants Inc., a financial consulting firm (1997–present).	4	Trustee, director of various registered investment companies with multiple portfolios advised and/or administered by SEI Corporation
Peter Tufano State Street Navigator Securities Lending Trust One Lincoln Street Boston, MA 02111 DOB: 1957	Trustee	Term: Indefinite Elected: 2/96	Sylvan C. Coleman Professor of Financial Management at Harvard Business School (1989–present).	4	None
INTERESTED TRUSTEE:
Peter Economou State Street Navigator Securities Lending Trust One Lincoln Street Boston, MA 02111 DOB: 1961	Trustee	Term: Indefinite Elected: 05/09	2009- EVP; Global Head of Securities Finance and Portfolio Solutions; 2008- EVP; Head of Securities Finance, The Americas; 2007- SMD; Head of Securities Finance, The Americas; 2005- two titles: 9/05; SVP Head of Securities Finance, The Americas; Prior to 9/05; SVP Head of Global Trading and Portfolio Strategy	4	None

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
Trustees and Officers Information
December 31, 2009

Name, Address, and Age	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
OFFICERS:
James E. Ross SSgA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 DOB: 1965	President	Term: Indefinite Elected: 04/09
President and Chief Executive Officer from January 2006 to Present; Principal Executive Officer since 2005; 2005 to Present, President, SSgA Funds Management, Inc. (investment adviser); March 2006 to Present, Senior Managing Director, State Street Global Advisors.
				------	------
Mark Hansen State Street Bank and Trust Company One Lincoln Street Boston, MA 02111 DOB: 1968	Vice President	Term: Indefinite Elected: 02/09
Senior Vice President and Director of Global Securities Compliance, State Street Bank and Trust Company (2007– present); Managing Partner, Chief Legal & Compliance Officer, Alta Capital Group, LLC (2005-2007); and
Chief Compliance Officer, State Street Global Markets, LLC (1999-2005).
				------	------
Gary L. French State Street Bank and Trust Company 2 Avenue de Lafayette Boston, MA 02111 DOB: 1951	Treasurer	Term: Indefinite Elected: 5/05	Senior Vice President of State Street Bank and Trust Company (2002–present).	------	------
Laura F. Healy State Street Bank and Trust Company 2 Avenue de Lafayette Boston, MA 02111 DOB: 1964	Assistant Treasurer	Term: Indefinite Elected: 8/08	Vice President of State Street Bank and Trust Company (2007– present); prior to July 2, 2007, Investors Financial Corporation (since 2002).	------	------
Brian D. O’Sullivan State Street Bank and Trust Company 801 Pennsylvania Kansas City, MO 64105 DOB: 1975	Assistant Treasurer	Term: Indefinite Elected: 8/08	Vice President of State Street Bank and Trust Company (2007-present) with which he has been affiliated since 1997.	------	------
Peter T. Sattelmair State Street Bank and Trust Company 801 Pennsylvania Kansas City, MO 64105 DOB: 1977	Assistant Treasurer	Term: Indefinite Elected: 8/08	Director of Fund Administration of State Street Bank and Trust Company (2007 - present) with which he has been affiliated since 1999.	------	------
Nancy L. Conlin State Street Bank and Trust Company One Lincoln Street Boston, MA 02111 DOB: 1953	Secretary	Term: Indefinite Elected: 3/08	Vice President and Managing Counsel, State Street Bank and Trust Company (2007–present); General Counsel, Plymouth Rock Companies (2004-2007).	------	------

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
Trustees and Officers Information
December 31, 2009

Name, Address, and Age	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
OFFICERS Continued:
Julie Piatelli SSgA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 DOB: 1967	Chief Compliance Officer	Term: Indefinite Elected: 8/07	Principal and Senior Compliance Officer, SSgA Funds Management, Inc. (2004-present).	------	------

Trustees Michael A. Jessee George J. Sullivan Jr. Peter Tufano Peter Economou	Investment Adviser SSgA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111
Independent Public Registered Accounting Firm PricewaterhouseCoopers LLP 125 High Street Boston, MA 02110	Legal Counsel GoodwinProcter LLP 53 State Street Exchange Place Boston, MA 02109

Custodian and Transfer Agent
State Street Bank and Trust Company
2 Avenue de Lafayette
Boston, MA  02111

Administrator
State Street Bank and Trust Company
801 Pennsylvania Avenue
Kansas City, MO 64105

State Street Navigator Securities Lending Trust
c/o State Street Bank and Trust Company
Securities Finance
State Street Financial Center
One Lincoln Street
Boston, MA 02111

This report is for shareholder information.  This is not a prospectus intended for use in the purchase or sale of Fund shares.

STATE STREET NAVIGATOR SECURITIES LENDING PSF PORTFOLIO ANNUAL REPORT December 31, 2009

STATE STREET NAVIGATOR SECURITIES LENDING PSF PORTFOLIO
Expense Example
December 31, 2009

EXPENSE EXAMPLE

As a shareholder of the State Street Navigator Securities Lending PSF Portfolio (the “Fund”), you incur ongoing costs, which include costs for portfolio management and administrative services, among others.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2009 to December 31, 2009.

The table below illustrates your Fund’s costs in two ways:

•
Based on actual fund return.  This section helps you to estimate the actual expenses that you paid over the period.  The “Ending Account Value” shown is derived from the actual return of the Fund, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund.  You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.

•
Based on hypothetical 5% return.  This section is intended to help you compare your Fund’s costs with those of other mutual funds.  It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged.  In this case, because the return used is not the Fund’s actual return the results do not apply to your investment.  The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return.  You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended December 31, 2009
	Beginning Account Value July 1, 2009	Ending Account Value December 31, 2009	Expenses Paid During Period *
Based on Actual Fund Return	$1,000.00	$1,000.50	$0.30
Based on Hypothetical (5% return before expenses)	$1,000.00	$1,024.90	$0.31

* The calculations are based on expenses incurred in the most recent fiscal period of the Fund.  The annualized average weighted expense ratio as of December 31, 2009 was 0.06%.  The dollar amounts shown as “Expenses Paid” are equal to the annualized average weighted expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six month period, then divided by the number of days in the most recent 12 month period.

1

STATE STREET NAVIGATOR SECURITIES LENDING PSF
PORTFOLIO
Portfolio Statistics (Unaudited)
December 31, 2009

Portfolio Composition By Investment Type*	December 31, 2009
Yankee Certificates of Deposit	64.33%
Repurchase Agreements	20.42%
Commercial Paper	10.61%
Eurodollar Certificates of Deposit	4.64%
Total	100.00%

Portfolio Composition By Rating*	December 31, 2009
A-1+	53.72%
A-1	25.86%
Repurchase Agreements (A-1)	20.42%
Total	100.00%

* As a percentage of net assets as of the date indicated.  The Portfolio’s composition will vary over time.

The accompanying notes are an integral part of these financial statements.

2

STATE STREET NAVIGATOR SECURITIES LENDING PSF PORTFOLIO
SCHEDULE OF INVESTMENTS
December 31, 2009

Rating*	Name of Issuer and Title of Issue	Interest Rate	Maturity Date	Principal Amount	Amortized Cost

	COMMERCIAL PAPER — 10.61%
	Bank Domestic — 5.97%
P-1, A-1	Bank of America Corp.	0.150%	01/15/2010	$10,000,000	$9,999,417
P-1, A-1	JPMorgan Chase & Co.	0.150%	01/08/2010	35,000,000	34,998,979
					44,998,396

	Finance Non-Captive Diversified — 4.64%
P-1, A-1+	General Electric Capital Corp.	0.170%	01/04/2010	15,000,000	14,999,788
P-1, A-1+	General Electric Capital Corp.	0.170%	01/07/2010	20,000,000	19,999,433
					34,999,221

	TOTAL COMMERCIAL PAPER				79,997,617

	YANKEE CERTIFICATES OF DEPOSIT — 64.33%
	Bank Foreign — 64.33%
P-1, A-1+	Abbey National Treasury	0.130%	01/13/2010	35,000,000	35,000,000
P-1, A-1+	Banco Bilbao Vizcaya Argentaria SA	0.155%	01/15/2010	35,000,000	35,000,068
P-1, A-1	Bank of Montreal/Chicago	0.150%	01/05/2010	15,000,000	15,000,000
P-1, A-1	Bank of Montreal/Chicago	0.170%	01/11/2010	20,000,000	20,000,000
P-1, A-1+	Bank of Nova Scotia	0.160%	01/05/2010	35,000,000	35,000,000
P-1, A-1+	Barclays Bank PLC	0.170%	01/14/2010	35,000,000	35,000,000
P-1, A-1+	BNP Paribas NY	0.180%	01/12/2010	20,000,000	20,000,000
P-1, A-1+	BNP Paribas NY	0.180%	01/14/2010	15,000,000	15,000,000
P-1, A-1+	Calyon NY	0.170%	01/06/2010	35,000,000	35,000,000
P-1, A-1	Lloyds Bank PLC NY	0.190%	01/13/2010	35,000,000	35,000,000
P-1, A-1+	National Australia Bank NY	0.150%	01/21/2010	20,000,000	20,000,000
P-1, A-1	Natixis NY	0.250%	01/15/2010	10,000,000	10,000,000
P-1, A-1+	Nordea Bank Finland NY	0.150%	01/06/2010	35,000,000	35,000,000
P-1, A-1+	Rabobank Nederland NY	0.150%	01/06/2010	35,000,000	35,000,000
P-1, A-1+	Royal Bank of Canada NY	0.100%	01/12/2010	35,000,000	35,000,000
P-1, A-1	Societe Generale NY	0.190%	01/08/2010	35,000,000	35,000,000
P-1, A-1+	Svenska Handelsbanken NY	0.150%	01/07/2010	35,000,000	35,000,000

	TOTAL YANKEE CERTIFICATES OF DEPOSIT				485,000,068

	EURODOLLAR CERTIFICATES OF DEPOSIT — 4.64%
	Bank Foreign — 4.64%

P-1, A-1	ING Bank Amsterdam	0.180%	01/08/2010	35,000,000	35,000,000

	TOTAL EURODOLLAR CERTIFICATES OF DEPOSIT				35,000,000

	REPURCHASE AGREEMENTS — 20.42%
P-1, A-1	Agreement with Bank of America and The Bank of New York Mellon (Tri-Party), dated 12/31/09 (collateralized by a Federal Home Loan Bank, 0.400% due 01/04/11 valued at $4,049,710); proceeds $3,970,004	0.010%	01/04/2010	3,970,000	3,970,000

3

STATE STREET NAVIGATOR SECURITIES LENDING PSF PORTFOLIO
SCHEDULE OF INVESTMENTS - (Continued)
December 31, 2009

Rating*	Name of Issuer and Title of Issue	Interest Rate	Maturity Date	Principal Amount	Amortized Cost

	REPURCHASE AGREEMENTS — (Continued)
P-1, A-1	Agreement with Citigroup and The Bank of New York Mellon (Tri-Party), dated 12/31/09 (collateralized by various U.S. Government Obligations, 4.500% - 7.000% due 10/01/37 - 11/15/39 valued at $25,500,000); proceeds $25,000,028	0.010%	01/04/2010	$25,000,000	$25,000,000

P-1, A-1	Agreement with Deutsche Bank and The Bank of New York Mellon (Tri-Party), dated 12/31/09 (collateralized by Federal National Mortgage Association, 5.000% - 7.000% due 11/01/19 - 03/01/39 valued at $51,000,000); proceeds $50,000,056	0.010%	01/04/2010	50,000,000	50,000,000

P-1, A-1	Agreement with ING Financial Markets, LLC and JP Morgan Chase & Co. (Tri-Party), dated 12/31/09 (collateralized by Federal National Mortgage Association, 5.500% - 6.500% due 12/01/35 - 10/01/36 valued at $76,501,521); proceeds $75,000,083	0.010%	01/04/2010	75,000,000	75,000,000

TOTAL REPURCHASE AGREEMENTS	153,970,000

TOTAL INVESTMENTS (a) † — 100.00%	$753,967,685
LIABILITIES IN EXCESS OF ASSETS — 0.00%	(26,746)

NET ASSETS — 100.00%	$753,940,939

(a) Unless otherwise indicated, the values of the Securities of the Portfolio are determined based on Level 2 inputs established by provisions surrounding Fair Value Measurements and Disclosures.
† See Note 2 of the Notes to financial statements.
* Moody's rating, Standard & Poor's rating. (Ratings are not covered by the Report of The Independent Registered Public Accounting Firm).

The Portfolio adopted provisions surrounding Fair Value Measurements and Disclosures that defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles and expands disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and applies broadly to securities and other types of assets and liabilities.

The three-tier hierarchy of inputs is summarized below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The accompanying notes are an integral part of these financial statements.

4

STATE STREET NAVIGATOR SECURITIES LENDING PSF PORTFOLIO
SCHEDULE OF INVESTMENTS - (Continued)
December 31, 2009

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of December 31, 2009, in valuing the Portfolio’s assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$ -
Level 2 – Other Significant Observable Inputs	753,967,685
Level 3 – Significant Unobservable Inputs	-
Total	$ 753,967,685

The type of inputs used to value each security under the provisions surrounding Fair Value Measurements and Disclosures is identified in the Schedule of Investments, which also includes a breakdown of the Portfolio’s investments by category.

The accompanying notes are an integral part of these financial statements.

5

STATE STREET NAVIGATOR SECURITIES LENDING PSF PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2009

Assets:
Investments in securities, at amortized cost	$599,997,685
Repurchase agreements, at amortized cost	153,970,000
Total Investments	753,967,685
Cash	121
Interest receivable	44,644
Prepaid insurance	4,300
Total Assets	754,016,750

Liabilities:
Dividend payable	952
Advisory fee payable	11,651
Administration fee payable	5,177
Custodian fee payable	5,441
Transfer agent fee payable	1,997
Professional fees payable	39,570
Trustee fees payable	7,948
Other accrued expenses and liabilities	3,075
Total Liabilities	75,811

Net Assets	$753,940,939

Net assets consist of:
Capital stock, $0.001 par value; 753,940,939 shares issued and outstanding	$753,941
Capital paid in excess of par	753,186,998
Net Assets	$753,940,939

Net asset value, offering, and redemption price per share	$1.00

The accompanying notes are an integral part of these financial statements.

6

STATE STREET NAVIGATOR SECURITIES LENDING PSF PORTFOLIO

STATEMENT OF OPERATIONS
For the Period July 13, 2009 (commencement of operations) through December 31, 2009

Investment Income:
Interest	$893,506
Expenses:
Advisory fee	84,465
Legal fee	70,415
Administration fee	36,199
Trustee fee	32,546
Audit fee	26,632
Custodian fee	17,893
Insurance expense	16,273
Transfer agent fee	7,240
Miscellaneous expenses	5,920
Total expenses	297,583
Net investment income	595,923

Net increase in net assets resulting from operations	$595,923

The accompanying notes are an integral part of these financial statements.

7

STATE STREET NAVIGATOR SECURITIES LENDING PSF PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS
December 31, 2009

Period Ended December 31, 2009*
From Operations:
Net investment income	$595,923
Net increase in net assets resulting from operations	595,923

Distributions From:
Net investment income	(595,923)
Total distributions	(595,923)

From Fund Share Transactions (at constant $1.00 per share):
Proceeds from shares sold	5,743,726,741
Cost of redemptions	(4,989,785,802)

Net increase in net assets from Fund share transactions	753,940,939

Net increase in net assets	753,940,939

Net Assets:
Beginning of period	–
End of period	$753,940,939
Undistributed net investment income	$–

*      The Portfolio commenced operations on July 13, 2009.

The accompanying notes are an integral part of these financial statements.

8

STATE STREET NAVIGATOR SECURITIES LENDING PSF PORTFOLIO

FINANCIAL HIGHLIGHTS

	Period Ended December 31, 2009*
Per Share Operating Performance:

Net asset value, beginning of period	$1.0000

Net investment income	0.0005

Total from investment operations	0.0005

Distributions from:
Net investment income	(0.0005)

Total distributions	(0.0005)

Net increase from investment operations	0.0000

Net asset value, end of period	$1.0000

Total Investment Return(a)	0.05%

Ratios and Supplemental Data:
Ratio of net expenses to average net assets	0.06	% (b)
Ratio of net investment income to average net assets	0.12	% (b)
Net assets, end of period (in millions)	$754

(a)
Total investment return is calculated assuming an initial investment made at net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemptions on the last day of the period.  Amounts for periods less than one year have not been annualized.

(b)	Annualized.

*	The Portfolio commenced operations on July 13, 2009.

The accompanying notes are an integral part of these financial statements.

9

STATE STREET NAVIGATOR SECURITIES LENDING PSF PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
December 31, 2009

1.  Organization and Fund Description
State Street Navigator Securities Lending Trust (the “Trust”) was organized as a Massachusetts business trust on June 15, 1995 and is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified, open-end management investment company. The Trust has established four series of shares of beneficial interest representing interests in four separate portfolios: State Street Navigator Securities Lending Government Portfolio, State Street Navigator Securities Lending Prime Portfolio, State Street Navigator Securities Lending PSF Portfolio, and State Street Navigator Securities Lending Short-Term Bond Portfolio.  Currently, only State Street Navigator Securities Lending Prime Portfolio and State Street Navigator Securities Lending PSF Portfolio have commenced operations. Information presented in these financial statements pertains only to the State Street Navigator Securities Lending PSF Portfolio (the “Fund”).  The PSF Portfolio was opened to certain investors on July 13, 2009.  The Fund is a money market fund used as a vehicle for the investment of cash collateral received in conjunction with securities loans under the Global Securities Lending Program (“GSLP”) maintained by State Street Bank and Trust Company (“State Street”).  Investments in the Fund will increase or decrease in direct correlation with overall participation in the GSLP.  The Fund’s objective is to maximize current income to the extent consistent with the preservation of capital and liquidity.

2.  Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Fund:

Security Valuation: As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

Security Transactions and Related Investment Income: Securities transactions are recorded on trade date.  Realized gains and losses on sales of securities are determined on the basis of identified cost. Interest income is recorded on the accrual basis.  Interest income is increased by accretion of discount and reduced by amortization of premium.

Repurchase Agreements: A repurchase agreement customarily obligates the seller at the time it sells securities to the Fund to repurchase the securities at a mutually agreed upon price and time.  The total amount received by the Fund on repurchase is calculated to exceed the price paid by the Fund, reflecting an agreed-upon market rate of interest for the period of time to the settlement date, and is not necessarily related to the interest rate on the underlying securities.  The underlying securities may consist of (i) United States Government securities, or (ii) other securities that are non-traditional, such as investment and non-investment grade corporate debt and equity securities of U.S. issuers (“Non-traditional Repurchase Agreement”).  SSgA Funds Management, Inc. (“SSgA FM”), a subsidiary of State Street Corporation and an affiliate of State Street, is responsible for ensuring that each Non-traditional Repurchase Agreement constitutes an eligible security for purposes of Rule 2a-7 of the 1940 Act.   Repurchase agreements are fully collateralized at all times.  Collateral for certain tri-party repurchase agreements is held at a custodian in a segregated account for the benefit of the Fund and the counterparty.  The use of repurchase agreements involves certain risks.  For example, if the seller of securities under a repurchase agreement defaults on its obligation to repurchase the underlying securities (as a result of its bankruptcy or otherwise) the Fund will seek to dispose of such securities; this action could involve costs or delays.  The Fund typically enters into repurchase agreements maturing within seven days with domestic dealers, banks and other financial institutions deemed to be creditworthy by SSgA FM.  However, the Fund may invest up to ten percent of its net assets in repurchase agreements maturing in more than seven days.

Federal Income Taxes:  It is the policy of the Fund to distribute all of its income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies.  It is also the intention of the Fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986.

In accordance with provisions surrounding Income Taxes, management has analyzed the Fund’s tax positions taken on federal and state income tax returns for all open tax years (the current and prior three years) and has concluded that no provision for income tax is required in the Fund’s financial statements.

10

STATE STREET NAVIGATOR SECURITIES LENDING PSF PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2009

At December 31, 2009, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

The tax character of distributions paid during the year ended December 31, 2009 was as follows:

Distributions Paid From:
Ordinary Income

2009
$ 595,923

Dividends and Distributions to Shareholders:  The Fund declares and pays dividends daily from net investment income.  Distributions from long-term capital gains, if any, will be made at least annually.  Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States.

Use of Estimates: The preparation of financial statements, in conformity with accounting principles generally accepted in the United States, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

Indemnifications: The Trust's organizational documents provide that its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust.  In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust's maximum exposure under these arrangements is unknown as this could involve future claims against the Trust. However, the Trust expects the risk of losses or liabilities to be remote.

3.  Fees, Compensation Paid and Transactions with Affiliates
SSgA FM serves as the Fund’s investment adviser and State Street serves as the administrator, custodian and transfer agent.

Advisory Fee: Under the terms of the investment advisory agreement, the Fund pays an advisory fee to SSgA FM at an annual rate of 0.0175% of the Fund’s average daily net assets.

Administration Fee: Under the terms of the administration agreement, the Fund pays an annual administration fee to State Street equal to 0.0075% of the Fund’s average daily net assets.

Custodian Fee: Under the terms of the custody agreement, the Fund pays an annual custody and accounting fee to State Street equal to 0.0035% of the Fund’s average daily net assets.

Transfer Agent Fee: Under the terms of the transfer agency agreement, the Fund pays an annual transfer agency fee to State Street equal to 0.0015% of the Fund's average daily net assets.

4.  Trustees’ Fees
The Trust pays each trustee who is not an officer or employee of SSgA FM or State Street $4,000 for in-person attendance at board and committee meetings and $1,000 for meetings held telephonically.  The Trust also pays each trustee an annual retainer of $34,000, other than the Chairman who receives an annual retainer of $36,500.

Each trustee is also reimbursed for out-of-pocket and travel expenses related to attendance of such meetings.

5.  Beneficial Interest
At December 31, 2009, one mutual fund complex owned 100% of total shares. A redemption by this shareholder could significantly affect the Fund's future liquidity and investment operations.

11

STATE STREET NAVIGATOR SECURITIES LENDING PSF PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2009

6.  Subsequent Events
Management has evaluated the possibility of subsequent events existing in the Fund's financial statements through February 25, 2010, and has determined that there are no material events that would require disclosure in the Fund's financial statements through this date.

12

PricewaterhouseCoopers LLP 125 High Street Boston, MA 02110-1707 Telephone (617) 530 5000 Facsimile (617) 530 5001 www.pwc.com

Report of Independent Registered Public Accounting Firm

To the Trustees of State Street Navigator Securities Lending Trust and Shareholders of State Street Navigator Securities Lending PSF Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The State Street Navigator Securities Lending PSF Portfolio (the "Fund") at December 31, 2009, the results of its operations, the changes in its net assets and the financial highlights for the period July 13, 2009 (commencement of operations) through December 31, 2009, in conformity with accounting principles generally accepted in the United States of America.  These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits.  We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation.  We believe that our audits, which included confirmation of securities at December 31, 2009 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

February 25, 2010

13

STATE STREET NAVIGATOR SECURITIES LENDING PSF PORTFOLIO
December 31, 2009 (Unaudited)

Proxy Voting Policies and Procedures
Information regarding the Fund's proxy voting policies and procedures, as well as information regarding how the Fund voted proxies, if any, during the most recent 12-month period ended December 31 is available without charge (1) by calling 1-877-521-4083 (toll free), or (2) on the website of the Securities and Exchange Commission (“SEC”) at www.sec.gov.

Quarterly Portfolio Schedule
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The information on Form N-Q is available upon request, without charge, by calling 1-877-521-4083 (toll-free).

14

STATE STREET NAVIGATOR SECURITIES LENDING PSF PORTFOLIO
Trustees and Officers Information
December 31, 2009

The following tables set forth information concerning the trustees and officers of the Trust.  The Statement of Additional Information includes additional information about Trust’s trustees and is available upon request, without charge, by calling 617-664-5370.

Name, Address, and Age	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
INDEPENDENT TRUSTEES:
Michael Jessee State Street Navigator Securities Lending Trust One Lincoln Street Boston, MA 02111 DOB: 1946	Trustee and Chairman of the Board	Term: Indefinite Elected: 2/96	Retired; formerly, President and Chief Executive Officer of the Federal Home Loan Bank of Boston (1989–present).	4	None
George J. Sullivan, Jr. State Street Navigator Securities Lending Trust One Lincoln Street Boston, MA 02111 DOB: 1942	Trustee	Term: Indefinite Elected: 2/96	Self employed, Newfound Consultants Inc., a financial consulting firm (1997–present).	4	Trustee, director of various registered investment companies with multiple portfolios advised and/or administered by SEI Corporation
Peter Tufano State Street Navigator Securities Lending Trust One Lincoln Street Boston, MA 02111 DOB: 1957	Trustee	Term: Indefinite Elected: 2/96	Sylvan C. Coleman Professor of Financial Management at Harvard Business School (1989–present).	4	None
INTERESTED TRUSTEE:
Peter Economou State Street Navigator Securities Lending Trust One Lincoln Street Boston, MA 02111 DOB: 1961	Trustee	Term: Indefinite Elected: 05/09	2009- EVP; Global Head of Securities Finance and Portfolio Solutions; 2008- EVP; Head of Securities Finance, The Americas; 2007- SMD; Head of Securities Finance, The Americas; 2005- two titles: 9/05; SVP Head of Securities Finance, The Americas; Prior to 9/05; SVP Head of Global Trading and Portfolio Strategy	4	None

15

STATE STREET NAVIGATOR SECURITIES LENDING PSF PORTFOLIO
Trustees and Officers Information
December 31, 2009

Name, Address, and Age	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
OFFICERS:
James E. Ross SSgA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 DOB: 1965	President	Term: Indefinite Elected: 04/09
President and Chief Executive Officer from January 2006 to Present; Principal Executive Officer since 2005; 2005 to Present, President, SSgA Funds Management, Inc. (investment adviser); March 2006 to Present, Senior Managing Director, State Street Global Advisors.
				------	------
Mark Hansen State Street Bank and Trust Company One Lincoln Street Boston, MA 02111 DOB: 1968	Vice President	Term: Indefinite Elected: 02/09
Senior Vice President and Director of Global Securities Compliance, State Street Bank and Trust Company (2007– present); Managing Partner, Chief Legal & Compliance Officer, Alta Capital Group, LLC (2005-2007); and
Chief Compliance Officer, State Street Global Markets, LLC (1999-2005).
				------	------
Gary L. French State Street Bank and Trust Company 2 Avenue de Lafayette Boston, MA 02111 DOB: 1951	Treasurer	Term: Indefinite Elected: 5/05	Senior Vice President of State Street Bank and Trust Company (2002–present).	------	------
Laura F. Healy State Street Bank and Trust Company 2 Avenue de Lafayette Boston, MA 02111 DOB: 1964	Assistant Treasurer	Term: Indefinite Elected: 8/08	Vice President of State Street Bank and Trust Company (2007– present); prior to July 2, 2007, Investors Financial Corporation (since 2002).	------	------
Brian D. O’Sullivan State Street Bank and Trust Company 801 Pennsylvania Kansas City, MO 64105 DOB: 1975	Assistant Treasurer	Term: Indefinite Elected: 8/08	Vice President of State Street Bank and Trust Company (2007-present) with which he has been affiliated since 1997.	------	------
Peter T. Sattelmair State Street Bank and Trust Company 801 Pennsylvania Kansas City, MO 64105 DOB: 1977	Assistant Treasurer	Term: Indefinite Elected: 8/08	Director of Fund Administration of State Street Bank and Trust Company (2007 - present) with which he has been affiliated since 1999.	------	------
Nancy L. Conlin State Street Bank and Trust Company One Lincoln Street Boston, MA 02111 DOB: 1953	Secretary	Term: Indefinite Elected: 3/08	Vice President and Managing Counsel, State Street Bank and Trust Company (2007–present); General Counsel, Plymouth Rock Companies (2004-2007).	------	------

16

STATE STREET NAVIGATOR SECURITIES LENDING PSF PORTFOLIO
Trustees and Officers Information
December 31, 2009

Name, Address, and Age	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
OFFICERS Continued:
Julie Piatelli SSgA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 DOB: 1967	Chief Compliance Officer	Term: Indefinite Elected: 8/07	Principal and Senior Compliance Officer, SSgA Funds Management, Inc. (2004-present).	------	------

17

Trustees Michael A. Jessee George J. Sullivan Jr. Peter Tufano Peter Economou	Investment Adviser SSgA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111
Independent Public Registered Accounting Firm PricewaterhouseCoopers LLP 125 High Street Boston, MA 02110	Legal Counsel GoodwinProcter LLP 53 State Street Exchange Place Boston, MA 02109

Custodian and Transfer Agent
State Street Bank and Trust Company
2 Avenue de Lafayette
Boston, MA  02111

Administrator
State Street Bank and Trust Company
801 Pennsylvania Avenue
Kansas City, MO 64105

State Street Navigator Securities Lending Trust
c/o State Street Bank and Trust Company
Securities Finance
State Street Financial Center
One Lincoln Street
Boston, MA 02111

This report is for shareholder information.  This is not a prospectus intended for use in the purchase or sale of Fund shares.

18

Item 2.  Code of Ethics.

As of the end of the period, December 31, 2009, State Street Navigator Securities Lending Trust (the “Trust” or “Registrant”) has adopted a code of ethics, as defined in Item 2(b) of Form N-CSR, that applies to the Trust’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”).  The Trust has not made any amendments to its code of ethics during the covered period.  The Trust has not granted any waivers from any provisions of the code of ethics during the covered period.  A copy of the Trust’s code of ethics is filed as Exhibit 12(a)(1) to this Form N-CSR.

Item 3.  Audit Committee Financial Expert.

The Trust’s Board of Trustees (the “Board”) has determined that the Trust has at least one “audit committee financial expert” as defined in Item 3(b) of Form N-CSR serving on its Audit Committee:  Mr. George Sullivan.  Mr. Sullivan is “independent” as that term is defined in Item 3(a)(2) of Form N-CSR.

An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an “audit committee financial expert.”  Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation.  Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board of Trustees.

Item 4.  Principal Accountant Fees and Services.

(a)	Audit Fees

For the fiscal years ended December 31, 2009 and December 31, 2008, the aggregate audit fees billed for professional services rendered by PricewaterhouseCoopers LLP (“PwC”), the Trust’s principal accountant, for the audit of the Trust’s annual financial statements or services normally provided by PwC in connection with the Trust’s statutory and regulatory filings and engagements were $83,820 and $58,900, respectively.

(b)	Audit-Related Fees

For the fiscal years ended December 31, 2009 and December 31, 2008, there were no fees for assurance and related services by PwC reasonably related to the performance of the audit of the Trust’s financial statements that were not reported under paragraph (a) of this Item.

(c)	Tax Fees

The aggregate tax fees billed for professional services rendered by PwC for tax compliance, tax advice, and tax planning in the form of preparation of excise filings and income tax returns for the last two fiscal years ended December 31, 2009 and December 31, 2008 were $8,680 and $6,100, respectively.

(d)	All Other Fees

For the fiscal years ended December 31, 2009 and December 31, 2008, there were no fees billed for professional services rendered by PwC for products and services provided by PwC to the Trust, other than the services reported in paragraphs (a) through (c).

For the fiscal years ended December 31, 2009 and December 31, 2008, the aggregate fees billed for professional services rendered by PwC for products and services provided by PwC to SSgA Funds Management, Inc. (the “Adviser”) and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the Trust that (i) relate directly to the operations and financial reporting of the Trust and (ii) were pre-approved by the Trust’s audit committee, were $6,945,000 and $7,970,139, respectively.

(e)(1)	Audit Committee Pre-Approval Policies and Procedures

The Trust’s Audit Committee Charter states the following with respect to pre-approval procedures:

“Pre-Approval Requirements.  Before the independent accountants are engaged by the Trust to render audit or non-audit services, either:

1.
The Audit Committee shall pre-approve all auditing services and permissible non-audit services (e.g., tax services) provided to the Trust.  The Audit Committee may delegate to one or more of its members the authority to grant pre-approvals.  Any decision of any member to whom authority is delegated under this section shall be presented to the full Audit Committee at its next regularly scheduled meeting; or

2.
The engagement to render the auditing service or permissible non-audit service is entered into pursuant to pre-approval policies and procedures established by the Audit Committee.  Any such policies and procedures must (1) be detailed as to the particular service and (2) not involve any delegation of the Audit Committee’s responsibilities to the investment adviser.  The Audit Committee must be informed of each service entered into pursuant to the policies and procedures.  A copy of any such policies and procedures shall be attached as an exhibit to the Audit Committee Charter.

De Minimis Exceptions to Pre-Approval Requirements. Pre-Approval for a service provided to the Trust other than audit, review or attest services is not required if:  (1) the aggregate amount of all such non-audit services provided to the Trust constitutes not more than 5 percent of the total amount of revenues paid by the Trust to the independent accountants during the fiscal year in which the non-audit services are provided; (2) such services were not recognized by the Trust at the time of the engagement to be non-audit services; and (3) such services are promptly brought to the attention of the Audit Committee and are approved by the Audit Committee or by one or more members of the Audit Committee to whom authority to grant such approvals has been delegated by the Audit Committee prior to the completion of the audit.

Pre-Approval of Non-Audit Services Provided to the Adviser and Certain Control Persons.  The Audit Committee shall pre-approve any non-audit services proposed to be provided by the independent accountants to (a) the investment adviser and (b) any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Trust, if the independent accountants’ engagement with the investment adviser or any such control persons relates directly to the operations and financial reporting of the Trust.  It shall be the responsibility of the independent accountants to notify the Audit Committee of any non-audit services that need to be pre-approved.

•
Application of De Minimis Exception:  The De Minimis exception set forth above applies to pre-approvals under this Section as well, except that the “total amount of revenues” calculation is based on the total amount of revenues paid to the independent accountants by the Trust and any other entity that has its services approved under this Section (i.e., the investment adviser or any control person).”

(e)(2)	Percentages of Services

None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X during the period of time for which such rule was effective.

(f)	Not applicable.

(g)	Total Fees Paid By Adviser and Certain Affiliates

For the fiscal years ended December 31, 2009 and December 31, 2008, the aggregate non-audit fees billed by PwC for services rendered to the Trust and the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provided ongoing services to the Trust were $15,078,243 and $15,890,000, respectively.

(h)
PwC notified the Trust's Audit Committee of all non-audit services that were rendered by PwC to the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides services to the Trust, which services were not required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, allowing the Trust’s Audit Committee to consider whether such services were compatible with maintaining PwC’s independence.

Item 5.  Disclosure of Audit Committees for Listed Companies.

Not applicable to the Registrant.

Item 6.  Schedule of Investments.

(a)	Schedule of Investments is included as part of Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10.  Submission of Matters to a Vote of Security Holders.

 The Registrant does not have procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11.  Controls and Procedures.

(a)  The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b)  There were no changes in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Trust’s second fiscal quarter of the period covered by this Form N-CSR filing that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)       Code of Ethics pursuant to in Item 2 of Form N-CSR is attached hereto.

(a)(2)       Certifications of principal executive officer and principal financial and accounting officer of the Trust as required by Rule 30a-2(a) under the 1940 Act are attached hereto.

(a)(3)       Not applicable to the Registrant.

(b)           Certifications of principal executive officer and principal financial and accounting officer of the Trust as required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(REGISTRANT):	State Street Navigator Securities Lending Trust

By:	/s/ James E. Ross
James E. Ross
President

Date:	March 9, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ James E. Ross
James E. Ross
President (Principal Executive Officer)

Date:	March 9, 2010

By:	/s/ Gary L. French
Gary L. French
Treasurer (Principal Financial and Accounting Officer)

Date:	March 9, 2010